December 21, 2021	Rita Rubin
T +1 312 845 1241
rita.rubin@ropesgray.com

BY EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090

Re:	First American Funds Trust

Registration Statement on Form N-1A

(File Nos. 333-260527 and 811-23751)

Ladies and Gentlemen:

On behalf of First American Funds Trust (the “Trust”), a Massachusetts business trust, we are today filing Pre-Effective Amendment No. 1 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 1 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A, in part to respond to comments from the staff of the Securities and Exchange Commission with respect to the Registration Statement on Form N-1A filed on October 27, 2021.

Additional information regarding the Trust, as well as any remaining exhibits to the Registration Statement, will be filed by amendment.

The Trust has been established so that each series thereof can acquire corresponding series of First American Funds, Inc. (“FAF Inc.”). No shares will be offered and sold under this N-1A registration statement unless/until the closing of the reorganization of the FAF Inc. into the Trust.

Please direct any questions you may have with respect to this filing to me (at 312-845-1241) or to Paulita Pike (at 312-845-1212) of this firm.

Sincerely,

/s/ Rita Rubin

Rita Rubin